FINANCIAL LIABILITIES - BORROWING	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL LIABILITIES - BORROWING	FINANCIAL LIABILITIES - BORROWING
In 2021, the Group completed a refinancing of its term loan, repaying in full the existing $235m term loan and replacing it with a new term loan with a principal amount of $250m. The Group capitalized $8m of deferred financing and original issue discount costs related to the new term loan, which were netted against the total amount borrowed and are amortized over the maturity period using the effective interest method.

Term loan (in millions)	2023	2022	2021
Term loan – current	(3)	(3)	(3)
Term loan – non-current	(236)	(237)	(239)
Total term loan	$(239)	$(240)	$(242)
The terms of the loan in effect at December 31, 2023 are as follows:

	Currency	Nominal interest margin	Maturity	Required annual repayments	Minimum liquidity
Term loan facility	USD	SOFR + 0.26% + 5.25%	June 2026	1%	Larger of $100m or 50% of loan balance
The outstanding principal amount of the term loan amounting to $244m (2022: $246m; 2021: $249m) is secured against the assets of certain subsidiaries of the Group in the form of guarantees issued by respective subsidiaries.
Nominal interest margin is calculated as USD SOFR plus 0.26%, subject to a floor of 0.75%, plus a credit spread adjustment of 5.25%. There are no revolving credit commitments.
Maturity of gross borrowings (including expected interest using the rate at the balance sheet date):

(in millions)	2023	2022	2021
Within one year or on demand	(30)	(25)	(18)
Bank loans payable due:
Later than one and less than five years	(281)	(299)	(298)
More than five years	—	—	—
Gross borrowings (including interest)	$(311)	$(324)	$(316)
Analysis of changes in liabilities from financing activities

(in millions)	At January 1, 2023	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31, 2023
Current borrowings	(3)	12	—	(10)	(2)	—	(3)
Non-current borrowings	(237)	—	(1)	—	2	—	(236)
Lease liabilities	(37)	8	—	(13)	—	(1)	(43)
Share repurchase	(9)	33	—	(47)	—	—	(23)
Total	$(286)	$53	$(1)	$(70)	$—	$(1)	$(305)

(in millions)	At January 1, 2022	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31,2022
Current borrowings	(3)	3	—	—	(3)	—	(3)
Non-current borrowings	(239)	—	(2)	1	3	—	(237)
Lease liabilities	(44)	9	—	(5)	—	3	(37)
Share repurchase	—	90	—	(99)	—	—	(9)
Total	$(286)	$102	$(2)	$(103)	$—	$3	$(286)

(in millions)	At January 1, 2021	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31,2021
Current borrowings	(4)	3	—	—	(2)	—	(3)
Non-current borrowings	(230)	233	(2)	(242)	2	—	(239)
Lease liabilities	(51)	8	—	(2)	—	1	(44)
Share repurchase	—	101	—	(101)	—	—	—
Total	$(285)	$345	$(2)	$(345)	$—	$1	$(286)